Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X.

Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (all of which are of a normal recurring nature) considered necessary for a fair presentation have been included. Operating results for the three months ended September 30, 2013 are not indicative of the results that may be expected for the year ending December 31, 2013 or for any other future period. These unaudited condensed consolidated financial statements and the unaudited notes thereto should be read in conjunction with the audited financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2012 filed with the Securities and Exchange Commission (the “SEC”) on April 1, 2013 (our “10-K”).

Principles of Consolidation
Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Health Revenue Assurance Associates, Inc. and Dream Reachers, LLC. All significant inter-company transactions and balances are eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Health Revenue Assurance Associates, Inc. and Dream Reachers, LLC. All significant inter-company transactions and balances are eliminated in consolidation.

Consolidation of Variable Interest Entities
Consolidation of Variable Interest Entities

Effective January 1, 2010, the Company adopted new provisions of the consolidation guidance included in Accounting Standards Codification 810, Consolidations, that amended the consolidation guidance applicable to VIEs and the definition of a VIE, and requires enhanced disclosures to provide more information about an enterprise's involvement in a VIE. Under the consolidation guidance, the Company must make an evaluation of these entities to determine if they meet the definition of a VIE. Generally, a VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support; (b) as a group, the holders of the equity investment at risk lack (i) the ability to make decisions about an entity's activities through voting or similar rights, (ii) the obligation to absorb the expected losses of the entity, or (iii) the right to receive the expected residual returns of the entity; or (c) the equity investors have voting rights that are not proportional to their economic interests and substantially all of the entity's activities either involve, or are conducted on behalf of, an investor that has disproportionately few voting rights. Dream Reachers became a wholly owned subsidiary in May 2011 but previously was treated as a VIE. The carrying amount and classification of the assets and liabilities of Dream Reachers, LLC included in the Consolidated Balance Sheets are approximately:

	December 31,
	2012	2011
Total assets	$211,000	$230,000
Total liabilities	$182,000	$185,

Use of Estimates
Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements.  Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include valuation of accounts receivable, valuation of property and equipment, valuation and amortization period of software, valuation of beneficial conversion features in convertible debt, valuation of equity based instruments issued for other than cash, revenue recognition, and the valuation allowance on deferred tax assets.

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements.  Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include valuation of accounts receivable, valuation of property and equipment, valuation and amortization period of software, valuation of beneficial conversion features in convertible debt, valuation of equity based instruments issued for other than cash, revenue recognition, and the valuation allowance on deferred tax assets.

Cash
Cash

For purposes of the statement of cash flows, the Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. The Company’s cash balances are maintained at various banks that are insured by the Federal Deposit Insurance Corporation subject to certain limitations.

Cash

For purposes of the statement of cash flows, the Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. The Company’s cash balances are maintained at various banks that are insured by the Federal Deposit Insurance Corporation subject to certain limitations.

Accounts Receivable and Factoring
Accounts Receivable and Factoring

Accounts receivable are stated at the amounts management expects to collect.  An allowance for doubtful accounts is recorded using a specific identification method based on a combination of historical experience, aging analysis and information on specific accounts.  Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  Management has determined that an allowance in the amount of $117,632 is required as of September 30, 2013. The allowance arises from a website development project contracted with ResumeBear, a related party.  The Company accounts for its factoring arrangements as either a sale or a secured financing based on the criteria in ASC 860 "Transfers and Servicing".  Estimates of allowances for doubtful accounts are reflected as a recourse obligation, a liability, for factor arrangements treated as a sale with recourse or as a contra asset accounts receivable allowance account for arrangements accounted for as a secured financing.

Accounts Receivable and Factoring

Accounts receivable are stated at the amounts management expects to collect.  An allowance for doubtful accounts is recorded using a specific identification method based on a combination of historical experience, aging analysis and information on specific accounts.  Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  Management has determined that no allowance is required at December 31, 2012 and December 31, 2011. The Company accounts for its factoring arrangements as either a sale or a secured financing based on the criteria in ASC 860 "Transfers and Servicing".  Estimates of allowances for doubtful accounts are reflected as a recourse obligation, a liability, for factor arrangements treated as a sale with recourse or as a contra asset accounts receivable allowance account for arrangements accounted for as a secured financing.

Property and Equipment
Property and Equipment

Property and equipment is recorded at cost. Depreciation is computed using the straight-line method over estimated useful asset lives, which range from 5 to 39 years.  Repairs and maintenance are expensed, while additions and betterments are capitalized.  The cost and related accumulated depreciation of assets sold or retired are eliminated from the accounts and any gains or losses are reflected in earnings.

Leases
Leases

We perform a review of newly acquired leases to determine whether a lease should be treated as a capital or operating lease. Capital lease assets are capitalized and depreciated over the term of the initial lease. A liability equal to the present value of the aggregated lease payments is recorded utilizing the stated lease interest rate. If an interest rate is not stated, we will determine an estimated cost of capital and utilize that rate to calculate the present value. If the lease has an increasing rate over time, and (or) is an operating lease, all leasehold incentives, rent holidays, or other incentives will be considered in determining if a deferred rent liability is required. Leasehold incentives are capitalized and depreciated over the initial term of the lease.

Software
Software

Costs incurred in connection with the development of software products are accounted for in accordance with the Financial Accounting Standards Board Accounting Standards Codification ("ASC") 985   Costs of Software to Be Sold, Leased or Marketed.”    Costs incurred prior to the establishment of technological feasibility are charged to research and development expense. Software development costs are capitalized after a product is determined to be technologically feasible and is in the process of being developed for market and capitalization ceases after the general release of the software. Amortization of capitalized software development costs begins upon initial product shipment after general release. Capitalized software development costs are amortized over the estimated life of the related product (generally thirty-six months) using the straight-line method. The Company evaluates its software assets for impairment whenever events or change in circumstances indicate that the carrying amount of such assets may not be recoverable.  Recoverability of software assets to be held and used is measured by a comparison of the carrying amount of the asset to the future net undiscounted cash flows expected to be generated by the asset.  If such software assets are considered to be impaired, the impairment to be recognized is the excess of the carrying amount over the fair value of the software asset.

Software maintenance costs are charged to expense as incurred. Expenditures for enhanced functionality are capitalized. The cost of the software and the related accumulated amortization are removed from the accounts upon retirement of the software with any resulting loss being recorded in operations. On July 15, 2013 the Company issued a general release for one of its products Visualizer™. After the general release, the Company recorded approximately $64,000 in amortization expense in the accompanying unaudited consolidated financial statements as of September 30, 2013. At the end of September, 2013, the Company has written off the capitalized research and development costs for the visualizer software suite of multiple offerings and the OMC Initiater after an evaluation based in part on the lack of cash flow and customer demand in ICD Visualizer after the general acceptance release date of July 15, 2013. In addition, the Company’s going concern opinion and cash liquidity concerns restrained the ability to make a capital investment in research and development to complete existing products in the pipeline as the available cash is needed to fund normal operating expenses. The resulting loss of $946,931 is presented as a line item entitled “asset impairment” on the consolidated statement of operations.

Software

Costs incurred in connection with the development of software products are accounted for in accordance with the Financial Accounting Standards Board Accounting Standards Codification ("ASC") 985  Costs of Software to Be Sold, Leased or Marketed.”  Costs incurred prior to the establishment of technological feasibility are charged to research and development expense. Software development costs are capitalized after a product is determined to be technologically feasible and is in the process of being developed for market and capitalization ceases after the general release of the software. Amortization of capitalized software development costs begins upon initial product shipment. Capitalized software development costs are amortized over the estimated life of the related product (generally thirty-six months) using the straight-line method. The Company evaluates its software assets for impairment whenever events or change in circumstances indicate that the carrying amount of such assets may not be recoverable.  Recoverability of software assets to be held and used is measured by a comparison of the carrying amount of the asset to the future net undiscounted cash flows expected to be generated by the asset.  If such software assets are considered to be impaired, the impairment to be recognized is the excess of the carrying amount over the fair value of the software asset.

Software maintenance costs are charged to expense as incurred. Expenditures for enhanced functionality are capitalized. The cost of the software and the related accumulated amortization are removed from the accounts upon retirement of the software with any resulting loss being recorded in operations.  No amortization expense was recorded in the accompanying consolidated financial statements as the software had yet to be placed in service.

Long-Lived Assets
Long-Lived Assets

The Company reviews the carrying value of its long-lived assets whenever events or changes in circumstances indicate that the carrying values may no longer be appropriate.  Recoverability of carrying values is assessed by estimating future net cash flows from the assets. Impairment assessment inherently involves judgment as to assumptions about expected future cash flows and the impact of market conditions on those assumptions.  Future events and changing market conditions may impact management's assumptions as to sales prices, rental rates, costs, holding periods or other factors that may result in changes in the Company’s estimates of future cash flows.  Although management believes the assumptions used in testing for impairment are reasonable, changes in any one of the assumptions could produce a significantly different result.

Fair Value Measurements and Fair Value of Financial Instruments
Fair Value Measurements and Fair Value of Financial Instruments

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.  The Company classifies assets and liabilities recorded at fair value under the fair value hierarchy based upon the observability of inputs used in valuation techniques.  Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions. The fair value measurements are classified under the following hierarchy:

●	Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets and liabilities in active markets;

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Level 2—Observable inputs, other than quoted market prices, that are either directly or indirectly observable in the marketplace for identical or similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities; and

●	Level 3—Unobservable inputs that are supported by little or no market activity that is significant to the fair value of assets or liabilities.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Fair Value Measurements and Fair Value of Financial Instruments

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.  The Company classifies assets and liabilities recorded at fair value under the fair value hierarchy based upon the observability of inputs used in valuation techniques.  Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions. The fair value measurements are classified under the following hierarchy:

●	Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets and liabilities in active markets;

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Level 2—Observable inputs, other than quoted market prices, that are either directly or indirectly observable in the marketplace for identical or similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities; and

●	Level 3—Unobservable inputs that are supported by little or no market activity that are significant to the fair value of assets or liabilities.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Revenue Recognition
Revenue Recognition

The Company recognizes services revenue based on the proportional performance method of recognizing revenue.

A portion of the Company’s revenue is generated from medical coding audit services. Auditing revenue is invoiced in accordance with the contract, generally at three benchmark time periods which coincide with when specific, obligatory field work services have been rendered and completed, the value of this portion of the contract price has been predetermined and agreed upon, and the client has received benefit or value in the form of the independent identification of system weaknesses and risk analysis. Further, collectability is reasonably assured due to the existence of a fixed fee contract and the size and financial health of the Company’s clients. Below is a description of the general benchmarks and work phases associated with the Company’s audit services:

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Planning Phase - work commences prior to and as soon as the contract is signed and includes setting the audit scope, scheduling of the job, assignment of audit staff, understanding the client and their systems, determination of sample size and sampling methods to be employed, and other specific items as outlined in the contract. The planning phase includes the determination of deliverables as defined in the contract, generally consisting of a listing of errors, training and a final report. The Company generally invoices and recognizes 50% of the contract value at the completion of the Planning Phase. Although all of the contracts contain a clause making the first 50% of the engagement fee due and non-refundable at this point, the Company does not deem this initial fee to be recognized as deferred revenue under SAB 104 due to the extensive amount of work to be done prior to accepting the contract.

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Field Work Phase – is performed at the client location and generally lasts one week and encompasses actual testing of sample claims preselected in the Planning Phase. The auditor generally preloads the selected claims into the Company’s proprietary software and audits the claim records by reviewing actual medical records. The software assists the auditor in determining proper classifications and allows the auditor to compare the proper classification against what was filed in the submission made by the client to Medicare. Notes and comments are recorded and audit reports are generated. The Company generally invoices and recognizes 40% of the contract value at the completion of the Field Work Phase.

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Reporting Phase – includes a summary of audit findings, exit conference with clients, and any other specific deliverables as determined by the contract. The Company generally invoices and recognizes the remaining 10% of the contract value at the completion of the Report Phase.

A portion of the Company’s revenue is derived from consulting, training and coding services provided. Revenue from these revenue streams is recognized after services are performed based on the quoted and agreed upon fee contained in its contracts.

For our education products sold on a self-study standalone basis or in multiple element contracts which include training and the product and training are separable elements (see below) revenue is recognized for the product upon passing of title which occurs once the end user is granted access to our online curriculum courses.

On July 15, 2013 the Company issued a general release for one of its products Visualizer™. Software sales on a standalone basis will be recognized upon delivery of the software when evidence of the purchase arrangement exists and the price is determinable, and when collectability is reasonably assured.

Arrangements with customers may involve multiple elements including software products, education products, training, software product maintenance, coding services, coding audit services and other consulting services. Training on education products will occur after the education product sale. Education products are sold and may be used as a self-study product, although most of our customers elect to purchase our training services and therefore most of our contracts to date are multiple element contracts including one price for the education product and related training. We allocate the selling price to each element as discussed below. Training and maintenance on software products will generally occur after the software product sale. Other services may occur before or after the product sales and may not relate to the products.  Revenue recognition for multiple element arrangement is as follows:

Each element is accounted for separately when each element has value to the customer on a standalone basis and there is Company specific objective evidence of selling price of each deliverable. For revenue arrangements with multiple deliverables, the Company allocates the total customer arrangement to the separate units of accounting based on their relative selling prices as determined by the price of the items when sold separately. Once the selling price is allocated, the revenue for each element is recognized using the general and specific criteria under GAAP as discussed above for elements sold in non-multiple element arrangements. A delivered item or items that do not qualify as a separate unit of accounting within the arrangement are combined with the other applicable undelivered items within the arrangement. The allocation of arrangement consideration and the recognition of revenue is then determined for those combined deliverables as a single unit of accounting.  The Company has historically sold its services with established rates which it believes is Company specific objective evidence of selling price. For the new software products, management has established selling prices which qualifies as Company specific objective evidence of selling price. Generally all elements in multiple element arrangements with Company customers qualify as separate units of account for revenue recognition purposes.

Revenue Recognition

The Company recognizes services revenue based on the proportional performance method of recognizing revenue.

A portion of the Company’s revenue is generated from medical coding audit services. Auditing revenue is invoiced in accordance with the contract, generally at three benchmark time periods which coincide with when specific, obligatory field work services have been rendered and completed, the value of this portion of the contract price has been predetermined and agreed upon, and the client has received benefit or value in the form of the independent identification of system weaknesses and risk analysis. Further, collectability is reasonably assured due to the existence of a fixed fee contract and the size and financial health of the Company’s clients. Below is a description of the general benchmarks and work phases associated with the Company’s audit services:

●
Planning Phase - work commences prior to and as soon as the contract is signed and includes setting the audit scope, scheduling of the job, assignment of audit staff, understanding the client and their systems, determination of sample size and sampling methods to be employed, and other specific items as outlined in the contract. The planning phase includes the determination of deliverables as defined in the contract, generally consisting of a listing of errors, training and a final report. The Company generally invoices and recognizes 50% of the contract value at the completion of the Planning Phase. Although all of the contracts contain a clause making the first 50% of the engagement fee due and non-refundable at this point, the Company does not deem this initial fee to be recognized as deferred revenue under SAB 104 due to the extensive amount of work to be done prior to accepting the contract.

●
Field Work Phase – is performed at the client location and generally lasts one week and encompasses actual testing of sample claims preselected in the Planning Phase. The auditor generally preloads the selected claims into the Company’s proprietary software and audits the claim records by reviewing actual medical records. The software assists the auditor in determining proper classifications and allows the auditor to compare the proper classification against what was filed in the submission made by the client to Medicare. Notes and comments are recorded and audit reports are generated. The Company generally invoices and recognizes 40% of the contract value at the completion of the Field Work Phase.

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Reporting Phase – includes a summary of audit findings, exit conference with clients, and any other specific deliverables as determined by the contract. The Company generally invoices and recognizes the remaining 10% of the contract value at the completion of the Report Phase.

A portion of the Company’s revenue is derived from consulting, training and coding services provided. Revenue from these revenue streams is recognized after services are performed based on the quoted and agreed upon fee contained in its contracts.

The Company intends a general release of its first software product in early 2013.  Software sales on a standalone basis will be recognized upon delivery of the software when evidence of the purchase arrangement exists and the price is determinable, and when collectability is reasonably assured.

Arrangements with customers may involve multiple elements including software sales, training, software product maintenance, coding services, coding audit services and other consulting services. Training and maintenance on software products will generally occur after the software product sale while other services may occur before or after the software product sale and may not relate to the software product.  Revenue recognition for multiple element arrangement is as follows:

Each element is accounted for separately when each element has value to the customer on a standalone basis and there is Company specific objective evidence of selling price of each deliverable. For revenue arrangements with multiple deliverables, the Company allocates the total customer arrangement to the separate units of accounting based on their relative selling prices as determined by the price of the items when sold separately. Once the selling price is allocated, the revenue for each element is recognized using the general and specific criteria under GAAP as discussed above for elements sold in non-multiple element arrangements. A delivered item or items that do not qualify as a separate unit of accounting within the arrangement are combined with the other applicable undelivered items within the arrangement. The allocation of arrangement consideration and the recognition of revenue is then determined for those combined deliverables as a single unit of accounting.  The Company has historically sold its services with established rates which it believes is Company specific objective evidence of selling price. For the new software products, management has established selling prices which qualifies as Company specific objective evidence of selling price. Generally all elements in multiple element arrangements with Company customers qualify as separate units of account for revenue recognition purposes.

Cost of Revenues
Cost of Revenues

Cost of revenues includes labor costs for services and education development costs. Amortization costs in 2013 of approximately $64,000 were allocable to cost of sales related to software amortization. In future periods, additional amortization of capitalized software costs may be included in costs of revenues.

Cost of Revenues

Cost of revenues includes labor costs. There were no depreciation or amortization costs in 2012 or 2011 that were allocable to cost of sales. In future periods, amortization of capitalized software costs will be included in costs of revenues.

Stock-Based Compensation
Share Based Compensation

Compensation expense for all stock-based employee and director compensation awards granted is based on the grant date fair value estimated in accordance with the provisions of ASC Topic 718, Stock Compensation (“ASC Topic 718”). The Company recognizes these compensation costs on a straight-line basis over the requisite service period of the award, which is generally the option vesting term. Vesting terms vary based on the individual grant terms.

The Company estimates the fair value of stock-based compensation awards on the date of grant using the Black-Scholes-Merton (“BSM”) option pricing model, which was developed for use in estimating the value of traded options that have no vesting restrictions and are freely transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility. The BSM option pricing model considers, among other factors, the expected term of the award and the expected volatility of the Company’s stock price. Expected terms are calculated using the Simplified Method, volatility is determined based on the Company's historical stock price trends and the discount rate is based upon treasury rates with instruments of similar expected terms. Warrants granted to non-employees are accounted for in accordance with the measurement and recognition criteria of ASC Topic 505-50, Equity Based Payments to Non-Employees.

Stock-Based Compensation

Stock-based compensation expense is measured at the grant date fair value of the award and is expensed over the requisite service period.  For employee stock-based awards, the Company calculates the fair value of the award on the date of grant using the Black-Scholes option pricing model.  Determining the fair value of stock-based awards at the grant date under this model requires judgment, including estimating volatility, employee stock option exercise behaviors and forfeiture rates.  The assumptions used in calculating the fair value of stock-based awards represent the Company's best estimates, but these estimates involve inherent uncertainties and the application of management judgment.  For non-employee stock-based awards, the Company calculates the fair value of the award on the date of grant in the same manner as employee awards, however, the awards are revalued at the end of each reporting period and the prorata compensation expense is adjusted accordingly until such time the non-employee award is fully vested, at which time the total compensation recognized to date shall equal the fair value of the stock-based award as calculated on the measurement date, which is the date at which the award recipient’s performance is complete.  The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from original estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised.

Research and Development Costs
Research and Development Costs

In accordance with ASC 730-10, Research and development costs are expensed when incurred.  Total research and development costs for the years ended December 31, 2012 and 2011 were $64,386 and $93,489 respectively.

Advertising
Advertising

The cost of advertising is expensed as incurred. Advertising and marketing expenses amounted to approximately $130,000 and $116,000 for the year ended December 31, 2012 and 2011, respectively and is included in selling and administrative expenses.

Income Taxes
Income Taxes

The Company elected to convert from a Subchapter S corporation for Federal income tax purposes to a C corporation effective October 21, 2011.  Upon our C coloration election, we began to use the asset and liability method to account for income taxes. Under this method, deferred income taxes are determined based on the differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements which will result in taxable or deductible amounts in future years and are measured using the currently enacted tax rates and laws. A valuation allowance is provided to reduce net deferred tax assets to the amount that, based on available evidence, is more likely than not to be realized.

The Company follows the provisions of ASC 740-10, Accounting for Uncertain Income Tax Positions. When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. In accordance with the guidance of ASC 740-10, the benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above should be reflected as a liability for unrecognized tax benefits in the accompanying consolidated balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Earnings Per Share
Earnings Per Share

The Company computes and presents earnings or losses per share in accordance with FASB ASC Topic 260, Earnings per share. Basic earnings or losses per share are computed by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding. Diluted earnings or loss per share is computed by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares and common stock equivalents outstanding, calculated on the treasury stock method for options and warrants using the average market prices during the period.

As the Company incurred a net loss in all periods presented, all potentially dilutive securities were excluded from the computation of diluted loss per share since the effect of including them is anti-dilutive. There were no dilutive securities outstanding at September 30, 2013 and 2012 respectively.

Earnings Per Share

The Company computes and presents earnings or losses per share in accordance with FASB ASC Topic 260, Earnings per share.  Basic earnings or losses per share are computed by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding.  Diluted earnings or loss per share is computed by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares and common stock equivalents outstanding, calculated on the treasury stock method for options and warrants using the average market prices during the period.

As the Company incurred a net loss in all periods presented, all potentially dilutive securities were excluded from the computation of diluted loss per share since the effect of including them is anti-dilutive. There were no dilutive securities outstanding at December 31, 2012 and 2011 respectively.

Segment Reporting
Segment Reporting

Financial Accounting Standards Board (“FASB”) ASC Topic 280, Segment Reporting (“ASC 280”), establishes standards for the way public business enterprises report information about operating segments. ASC 280 also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company has determined that based on these criteria it only operates one segment, consulting services, as all other services do not meet the minimum threshold for separate reporting of a segment.

Contingencies
Contingencies

We accrue for contingent obligations, including legal costs and restructuring costs, when the obligation is probable and the amount can be reasonably estimated. As facts concerning contingencies become known we reassess our position and make appropriate adjustments to the consolidated financial statements. Estimates that are particularly sensitive to future changes include those related to tax, legal, and other regulatory matters that are subject to change as events evolve and additional information becomes available.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

We have implemented all new accounting standards that are in effect and that may impact our unaudited condensed consolidated financial statements and do not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on our consolidated financial position or results of operations.

Recent Accounting Pronouncements

We have implemented all new accounting standards that are in effect and that may impact our consolidated financial statements and do not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on our consolidated financial position or results of operations.